Fair value of financial assets and liabilities - Reconciliation of the fair value hierarchy (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets		€ 6,445		€ 6,718
Financial liabilities		8,118		7,858
IFRS 9 And 15 Adjustment				(29)
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial liabilities		354		409		€ 66
Financial liabilities recognised as of acquisition date				370
Utilizations		(44)		48
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities		(35)		5
Financial income and expenses		14		12
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities		4	[1]	5	[2]
Financial assets, class [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets		212		255		372
IFRS 9 And 15 Adjustment	[3]			47
Purchases, fair value measurement, assets		54		30
Sales, fair value measurement, assets		24		35
Financial income and expenses		2		0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets		(120)	[1]	(145)	[2]
Receivables Held To Collect And Sell		€ 46		€ (15)
Financial assets, class [member] | Level 3 of fair value hierarchy [member] | IFRS 9 [Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets						€ 420

[1]	Includes translation differences
[2]	Includes translation differences
[3]	IFRS 9 adjustments relates to Receivables-current carried at FVTOCI. For further information refer to Significant accounting policies note.